Intangible Assets Amortization (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 524,000	$ 258,000	$ 834,000	$ 740,000
Amortization Expense, Remainder of Fiscal Year	2,400,000		2,400,000
Amortization Expense 2022	9,300,000		9,300,000
Amortization Expense 2023	127,000		127,000
Amortization Expense 2024	105,000		105,000
Amortization Expense 2025	104,000		104,000
Amortization Expense 2026	$ 104,000		$ 104,000